GOODWILL AND OTHER INTANGIBLE ASSETS, Amortization Expense Related to Intangible Assets (Details) - Intermex Holdings, Inc. and Subsidiaries [Member]	Dec. 31, 2017 USD ($)
Amortization Expense Related to Intangible Assets [Abstract]
2018	$ 12,458,705
2019	9,320,428
2020	6,902,482
2021	5,112,601
2022	3,952,547
Thereafter	10,994,269
Net amortizable intangibles	$ 48,741,032